GENERAL	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
GENERAL

Ship Finance International Limited ("Ship Finance" or the "Company") is an international ship and offshore asset owning and chartering company, incorporated in October 2003 in Bermuda as a Bermuda exempted company under Bermuda Companies Law of 1981. The Company's ordinary shares are listed on the New York Stock Exchange under the symbol "SFL". The Company is primarily engaged in the ownership, operation and chartering out of vessels and offshore related assets on medium and long-term charters.

As of December 31, 2013, the Company owned 15 very large crude oil carriers ("VLCCs"), seven Suezmax crude oil carriers, five Supramax drybulk carriers, seven Handysize drybulk carriers, nine container vessels, two car carriers, one jack-up drilling rig, three ultra-deepwater drilling units, six offshore supply vessels and two chemical tankers. The three ultra-deepwater drilling units referred to above are owned by three wholly-owned subsidiaries of the Company that are accounted for using the equity method (see Note 16). At December 31, 2013, two further wholly-owned subsidiaries accounted for using the equity method have chartered-in two container vessels on a bareboat basis; this arrangement was terminated in the first quarter of 2014 - see Note 27 "Subsequent events". In addition, as at December 31, 2013, the Company had contracted to acquire seven newbuilding container vessels, which were scheduled to be delivered in 2014 and 2015, and one newbuilding harsh environment jack-up drilling rig, which was delivered in February 2014. One of the newbuilding container vessels was cancelled in February 2014 (see Note 27 "Subsequent events"). The newbuilding jack-up drilling rig is owned by a wholly-owned subsidiary, which is accounted for using the equity method on the basis of the charter arrangements currently in place (see Note 16).

Since its incorporation in 2003 and public listing in 2004, Ship Finance has established itself as a leading international ship and offshore asset owning and chartering company, expanding both its asset and customer base.